ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 96,914		¥ 651,343		¥ 672,872
Allowance for doubtful accounts	(10,369)		(17,903)		(71,987)
Accounts receivable, net	86,545		633,440		¥ 600,885
Provision for doubtful accounts	$ 6,126	¥ 42,533	¥ 13,641	¥ 3,253